Stockholders' Equity - Stock-Based Compensation (Details) $ / shares in Units, $ in Millions	12 Months Ended
	Jan. 03, 2021 USD ($) $ / shares shares	Dec. 29, 2019 USD ($) tranche $ / shares shares	Dec. 30, 2018 USD ($) tranche $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Aggregate number of shares of stock authorized for distribution	3,300,000
Number of shares available for future grants	676,853
Stock-based compensation | $	$ 2.8	$ 2.4	$ 3.0
Unrecognized stock-based compensation expense | $	7.9
Fair value of the shares vested and released | $	1.2	1.8	2.5
Discontinued Operations
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation | $	$ 0.7	$ 0.5	$ 0.4
Nonvested Restricted Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Aggregate number of shares granted in period	868,151
Weighted average grant date fair value, grants in period (usd per share) | $ / shares	$ 9.22
Remaining weighted average vesting period	2 years 3 months 18 days
Nonvested Restricted Shares | Employee
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Aggregate number of shares granted in period	422,446	243,948	161,791
Vesting period	4 years	4 years	4 years
Weighted average grant date fair value, grants in period (usd per share) | $ / shares	$ 9.33	$ 13.06	$ 18.70
Nonvested Restricted Shares | Consultant
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period		3 years	3 years
Nonvested Restricted Shares | Director
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Aggregate number of shares granted in period	79,260	43,054	31,146
Weighted average grant date fair value, grants in period (usd per share) | $ / shares	$ 8.16	$ 12.66	$ 20.71
Nonvested Restricted Shares | Director | Vesting 1
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period		1 year	1 year
Nonvested Restricted Shares | Director | Vesting 2
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	1 year	5 years	5 years
Nonvested Restricted Shares | Executive Officer
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Aggregate number of shares granted in period	366,445
Vesting period	2 years
Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Aggregate number of shares granted in period	0
Weighted average grant date fair value, grants in period (usd per share) | $ / shares	$ 0
Remaining weighted average vesting period	2 months 12 days
Restricted Stock Units | Employee
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period			0 years
Market Performance-Based Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Aggregate number of shares granted in period		15,348	112,169
Market Performance-Based Restricted Stock Units (RSUs) | Chief Executive Officer
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period			4 years
Market Performance-Based Restricted Stock Units (RSUs) | Executive Officer
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Aggregate number of shares granted in period		15,348	112,169
Vesting period	0 years		3 years
Weighted average grant date fair value, grants in period (usd per share) | $ / shares		$ 1.76	$ 6.96
Number of tranches | tranche		2	3
Market Performance-Based Restricted Stock Units (RSUs) | Executive Officer | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares to be issued at end of performance period		0	0
Market Performance-Based Restricted Stock Units (RSUs) | Executive Officer | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares to be issued at end of performance period		15,348	112,169